Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
OPERATING ACTIVITIES:
Net income (loss)	$ (505)	$ (951)	$ 152
Adjustments to net income (loss):
Depreciation and amortization	1,053	1,056	1,068
Loss on disposal and sale of business interests	9	1,683	95
Impairment expense	1,715	1,575	1,066
Deferred income taxes	4	(406)	(233)
Reversals of contingencies	1	10	186
Loss on extinguishment of debt	15	78	186
Gain on remeasurement to acquisition date fair value	(5)	(254)	0
Loss of affiliates, net of dividends	111	36	128
Emissions allowance expense	425	337	135
Other	183	120	54
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(532)	(170)	48
(Increase) decrease in inventory	(417)	(93)	(20)
(Increase) decrease in prepaid expenses and other current assets	(40)	(168)	13
(Increase) decrease in other assets	433	(285)	(134)
Increase (decrease) in accounts payable and other current liabilities	470	(251)	(186)
Increase (decrease) in income tax payables, net and other tax payables	(51)	(271)	59
Increase (decrease) in deferred income	33	(314)	431
Increase (decrease) in other liabilities	(185)	190	79
Net cash provided by operating activities	2,715	1,902	2,755
INVESTING ACTIVITIES:
Capital expenditures	(4,551)	(2,116)	(1,900)
Acquisitions of business interests, net of cash and restricted cash acquired	(243)	(658)	(136)
Proceeds from the sale of business interests, net of cash and restricted cash sold	1	95	169
Sale of short-term investments	1,049	616	627
Purchase of short-term investments	(1,492)	(519)	(653)
Contributions and loans to equity affiliates	(232)	(427)	(332)
Affiliate repayments and returns of capital	149	320	158
Purchase of emissions allowances	488	265	188
Other investing	(29)	(97)	(40)
Net cash used in investing activities	(5,836)	(3,051)	(2,295)
FINANCING ACTIVITIES:
Borrowings under the revolving credit facilities	5,424	2,802	2,420
Repayments under the revolving credit facilities	(4,687)	(2,420)	(2,479)
Issuance of recourse debt	200	7	3,419
Repayments of recourse debt	(29)	(26)	(3,366)
Issuance of non-recourse debt	5,788	1,644	4,680
Repayments of non-recourse debt	(3,144)	(2,012)	(4,136)
Payments for financing fees	(120)	(32)	(107)
Purchases under supplier financing arrangements	(1,042)	(91)	(72)
Repayments of obligations under supplier financing arrangements	432	35	96
Distributions to noncontrolling interests	(265)	(284)	(422)
Acquisitions of noncontrolling interests	602	117	259
Contributions from noncontrolling interests	233	365	1
Sales to noncontrolling interests	742	173	553
Issuance of preferred shares in subsidiaries	60	153	112
Issuance of preferred stock	0	1,014	0
Dividends paid on AES common stock	(422)	(401)	(381)
Payments for financed capital expenditures	(33)	(24)	(60)
Other financing	3	(101)	(29)
Net cash provided by (used in) financing activities	3,758	797	(78)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(56)	(46)	(24)
(Increase) decrease in cash, cash equivalents and restricted cash of held-for-sale businesses	22	55	(103)
Total increase (decrease) in cash, cash equivalents and restricted cash	603	(343)	255
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Beginning	1,484	1,827	1,572
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Ending	2,087	1,484	1,827
SUPPLEMENTAL DISCLOSURES:
Cash payments for interest, net of amounts capitalized	928	815	908
Cash payments for income taxes, net of refunds	271	459	333
SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Dividends declared but not yet paid	111	105	100
Notes payable issued for the acquisition of business interests (see Notes 17 and 25)	0	258	47
AES Clean Energy | Non-cash [Member]
SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Contribution of Property	$ 0	$ 118	$ 0